Condensed Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss attributable to Mangoceuticals, Inc.	$ (2,391,319)	$ (2,284,025)	$ (4,758,936)	$ (4,844,910)
Other comprehensive expense
Foreign currency adjustments	(1,096)		(1,166)
Comprehensive loss	(2,392,415)	(2,284,025)	(4,760,102)	(4,844,910)
Other comprehensive expense
Net loss attributed to non-controlling interest	(340)		(376)
Comprehensive loss attributable to Mangoceuticals, Inc.	$ (2,392,075)	$ (2,284,025)	$ (4,759,726)	$ (4,844,910)